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TAXABLE BOND & MONEY MARKET FUNDS

CASH MANAGEMENT

GOVERNMENT

INVESTMENT GRADE

FUND FOR INCOME

SEMI-ANNUAL REPORT
March 31, 2003

Bond Market Overview
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS GOVERNMENT FUND, INC.
FIRST INVESTORS INVESTMENT GRADE FUND
FIRST INVESTORS FUND FOR INCOME, INC.

Dear Investor:

We are pleased to present the semi-annual reports for the First
Investors taxable bond and money market funds for the six-month period ended March 31, 2003.

The Economy

Despite tax cuts and substantial easing of monetary policy by the Federal Reserve (the "Fed") in 2001, economic growth was anemic during the review period. Gross domestic product growth averaged less than 2% for the two quarters. The consumer, who had kept the economy going through most of 2002, began to fade as the U.S. economy lost over 450,000 jobs in February and March. As well, the sharp increase in oil prices acted as a tax on consumers, further restraining spending. On a positive note, low interest rates continued to support the housing market at record levels, and provided consumers with cash through refinancings.

The long awaited increase in spending by businesses on capital equipment failed to materialize, held back by overcapacity, a sluggish economy and uncertainty related to Iraq. Expenditures by the U.S. government on both defense and non-defense items increased sharply, but were offset in part by cutbacks by state and local governments. Despite higher oil prices, inflation remained subdued, as companies were unable to pass along higher costs due to fierce competition and the sluggish economy.

The Fed, which had remained inactive for most of 2002, surprised the market with a rate cut of one-half of one percentage point in November. This move brought the federal funds rate to 1.25%, the lowest level in over 40 years. Otherwise, the Fed kept monetary policy unchanged, characterizing the economy's weakness as a temporary "soft spot" in large part due to geopolitical uncertainty.

The Bond Market

During the past six months the bond market moved in a broad range with long-term interest rates twice touching their lowest yields in over 40 years. In the fourth quarter of 2002, the outlook for the economy dominated the market's movement. In contrast, the market's focus in the first quarter of 2003 was the conflict with Iraq.

Overall returns for the bond market continued to be good during the review period as illustrated by the Lehman Brothers U.S. Aggregate Index, which rose 2.99%. Short-term interest rates, as indicated by the three-month U.S. Treasury bill, declined from 1.55% to 1.11% due to the

FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS GOVERNMENT FUND, INC.
FIRST INVESTORS INVESTMENT GRADE FUND
FIRST INVESTORS FUND FOR INCOME, INC.

Fed's rate cut and the "safe haven" status of short maturity U.S.
government securities. In contrast, 10-year Treasury note yields rose slightly during the review period from 3.60% to 3.80%.

In terms of sectors, the sector with the highest credit risk, high yield bonds, provided the highest returns by a substantial margin. The sector benefited from extensive investor demand, declining default rates, and attractive yields in a low interest rate environment. For similar reasons, the investment grade corporate bond market also provided strong performance. Investment grade total returns, though, varied widely by credit and maturity with lower-quality and longer-maturity bonds generally providing the highest returns. The mortgage-backed bond market provided solid returns, reflecting substantial investor demand and relatively high yields. Performance lagged the corporate bond sector, though, as a sustained and record level of refinancings diminished returns, particularly during the first quarter of 2003. The Treasury sector produced the lowest returns during the period, though they were positive. This reflected the fact that long-term interest rates rose slightly during the past six months and that Treasuries are the most interest rate sensitive sector of the bond market. Lastly, money market yields declined significantly during the fourth quarter of 2002, then remained steady during the first quarter of this year.

Looking Forward

With the conclusion of the war in Iraq, the financial markets' focus has shifted back to the economic fundamentals. While the end of hostilities should provide the economy with a short-term boost, in particular as the price of oil falls, the longer-term economic outlook is less certain. This means that interest rates may remain at their current relatively low levels until the economy enters a period of sustained growth.

Because it is impossible to predict the future direction of the markets, particularly over the short term, there are certain basic investment principles that we encourage our clients to follow to reduce exposure to risk.* First, we encourage clients to take a long-term view, and to avoid trying to time the market. Attempting to time the market is extremely difficult, even for professional investors. Second, we encourage our clients to diversify their portfolios among stock funds, bond funds and money market funds. Third, we encourage our clients to follow a regular investment plan, investing a specific amount of money at defined intervals. This strategy is known as "dollar cost averaging."

It may help you to avoid getting caught up in the excitement of a rising market and will reduce the risk of buying at high points.

Of course, no financial plan or program, no matter how well designed, is guaranteed to be successful. In addition, nothing eliminates the risk associated with overall market trends. However, utilizing these various strategies may help to minimize the risk by reducing the extent to which an investor may be affected by a decline in any one security or segment of the market. It's important to note that systematic investment programs like dollar cost averaging do not assure a profit or protect against loss in declining markets. These types of plans involve regular investment in securities, regardless of fluctuating price levels. Investors should consider their financial ability to continue purchases through periods of low price levels.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.

April 30, 2003

* There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your fund.

Portfolio of Investments
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
March 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                         Interest                 $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE NOTES--50.0%
    $4,000M   3M Co., 4/14/03                                                         1.25%     $3,998,189        $199
     5,100M   Abbott Laboratories, 4/1/03 +                                           1.24       5,100,000         253
     5,000M   Archer-Daniels-Midland Co., 5/6/03 +                                    1.20       4,994,163         248
     5,000M   Brown Forman Corp., 5/8/03 +                                            1.25       4,993,576         248
     5,000M   Clorox Co., 4/24/03                                                     1.19       4,996,197         248
     5,250M   Coca-Cola Co., 4/25/03                                                  1.23       5,245,689         260
     5,000M   Dow Jones & Co., Inc., 5/5/03 +                                         1.22       4,994,239         248
     5,600M   DuPont (E.I.) de Nemours & Co., 5/16/03                                 1.22       5,591,452         278
     5,000M   Florida Power & Light Co., 4/10/03                                      1.27       4,998,411         248
              General Electric Capital Corp.:
     3,000M     5/2/03                                                                1.24       2,996,795         149
     3,800M     5/20/03                                                               1.19       3,793,842         188
     4,000M   Johnson & Johnson, 5/5/03 +                                             1.23       3,995,349         198
     5,000M   Kimberly-Clark Worldwide, Inc., 5/21/03 +                               1.19       4,991,733         248
     5,000M   McDonald's Corp., 4/9/03 +                                              1.21       4,998,655         248
     4,000M   McGraw-Hill Companies, Inc., 6/19/03                                    1.28       3,988,733         198
     5,000M   Merck & Co., Inc., 5/22/03                                              1.17       4,991,709         248
     1,000M   Merrill Lynch & Co., Inc., 4/30/03                                      1.30       1,002,932          50
     3,000M   New York Times Co., Inc., 4/7/03                                        1.22       2,999,390         149
     2,500M   Pfizer, Inc., 4/24/03 +                                                 1.23       2,498,033         124
     3,300M   PPG Industries, Inc., 4/21/03                                           1.25       3,297,708         164
     2,900M   Proctor & Gamble Co., 4/25/03 +                                         1.18       2,897,718         144
              Prudential Funding Corp.:
     1,500M     4/3/03                                                                1.24       1,499,897          74
     4,200M     4/3/03                                                                1.25       4,199,708         209
     2,500M     4/8/03                                                                1.25       2,499,391         124
     5,100M   Schering-Plough Corp., 5/8/03                                           1.24       5,093,492         253
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $100,657,001)                                             100,657,001       4,998
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--19.6%
              Federal Farm Credit Bank:
     1,700M     10/2/03                                                               1.85       1,726,503          86
     1,700M     1/22/04                                                               1.49       1,700,000          84
              Federal Home Loan Bank:
     3,650M     4/17/03                                                               2.60       3,650,018         181
     5,000M     4/25/03                                                               1.25       5,004,399         249
     2,000M     4/25/03                                                               2.10       2,003,106          99
       625M     8/15/03                                                               1.24         638,119          32
       890M     8/15/03                                                               1.85         906,580          45
       500M     8/28/03                                                               1.70         508,053          25
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                         Interest                 $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Federal Home Loan Bank (continued):
    $4,700M     12/8/03                                                               1.52%     $4,700,818        $233
     2,000M     2/10/04                                                               1.53       2,000,000          99
     1,850M     2/24/04                                                               1.42       1,850,000          92
     4,000M     3/29/04                                                               1.38       4,000,000         199
     2,000M     3/30/04                                                               1.38       2,000,000          99
     5,000M     4/8/04                                                                1.34       4,990,915         248
       500M   Federal Home Loan Mortgage Corporation, 7/15/03                         1.75         505,727          25
              Federal National Mortgage Association:
       627M     12/15/03                                                              1.47         620,490          31
     2,650M     4/19/04                                                               1.45       2,650,000         132
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $39,454,728)                            39,454,728       1,959
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--15.1%
              U.S. Treasury Bills:
     3,400M     4/17/03                                                               1.11       3,398,322         169
     2,800M     5/29/03                                                               1.13       2,794,902         139
     5,000M     6/5/03                                                                1.17       4,989,473         248
     4,800M     6/5/03                                                                1.18       4,789,741         238
     2,500M     6/5/03                                                                1.20       2,494,569         124
     6,300M     6/12/03                                                               1.22       6,284,578         312
     3,550M     6/19/03                                                               1.23       3,540,385         175
     2,020M   U.S. Treasury Strip, 8/15/03                                            1.45       2,009,117         100
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $30,301,087)                                   30,301,087       1,505
----------------------------------------------------------------------------------------------------------------------
              BANKERS' ACCEPTANCES--7.5%
     5,000M   Bank of America NA, 4/14/03                                             1.26       4,997,719         248
     6,000M   Bank of New York, 4/10/03                                               1.23       5,998,150         298
              Regions Bank:
     1,000M     4/15/03                                                               1.32         999,485          50
     1,200M     4/28/03                                                               1.50       1,198,641          59
     2,000M     7/8/03                                                                1.27       1,993,079          99
----------------------------------------------------------------------------------------------------------------------
Total Value of Bankers' Acceptances (cost $15,187,074)                                          15,187,074         754
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (Continued)
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
March 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                         Interest                 $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------


              FLOATING RATE NOTES--4.2%
              Federal Farm Credit Bank:
    $2,200M     11/12/03                                                              1.17%     $2,200,000        $109
     4,750M     2/26/04                                                               1.22       4,748,707         236
     1,560M   Merrill Lynch & Co., Inc., 4/1/03                                       1.31       1,560,000          78
----------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $8,508,707)                                             8,508,707         423
----------------------------------------------------------------------------------------------------------------------
              CERTIFICATES OF DEPOSIT--3.3%
     6,600M   J.P. Morgan Chase & Co., 4/16/03
                (cost $6,600,000)                                                     1.27       6,600,000         328
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $200,708,597) ++                                     99.7%    200,708,597       9,967
Other Assets, Less Liabilities                                                          .3         667,779          33
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $201,376,376     $10,000
======================================================================================================================

 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates on floating rate notes are adjusted periodically and the rates shown are the rates in effect at March 31, 2003.

 + See Note 4

++ Aggregate cost for federal income tax purposes is the same.


See notes to financial statements

Portfolio of Investments
FIRST INVESTORS GOVERNMENT FUND, INC.
March 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--96.6%
              Federal National Mortgage Association--10.6%
   $18,590M     6%, 12/1/2029-9/1/2032                                                         $19,308,721        $918
     2,825M     8%, 9/1/2027                                                                     3,098,173         147
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,406,894       1,065
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Association I Program--76.9%
    19,965M     5.5%, 2/15/2033-4/23/2033                                                       20,530,284         975
    46,066M     6%, 3/15/2031-1/15/2033                                                         48,159,861       2,290
    51,224M     6.5%, 3/15/2028-12/15/2032                                                      54,002,075       2,568
    21,600M     7%, 7/15/2027-10/15/2032                                                        22,977,670       1,093
     8,431M     7.5%, 7/15/2023-1/15/2030                                                        9,055,000         431
     4,657M     8%, 4/15/2030-6/15/2030                                                          5,077,121         241
     1,685M     8.5%, 11/15/2030-10/15/2031                                                      1,827,107          87
----------------------------------------------------------------------------------------------------------------------
                                                                                               161,629,118       7,685
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Association II Program--9.1%
     3,068M     6.5%, 10/20/2028-1/20/2029                                                       3,216,616         153
    11,166M     7%, 6/20/2023-10/20/2029                                                        11,838,475         563
     3,847M     7.5%, 12/20/2022-10/20/2023                                                      4,115,579         196
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,170,670         912
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $197,631,609)                                203,206,682       9,662
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--5.1%
     1,600M   ChevronTexaco Corp., 1.21%, 4/4/2003                                               1,599,839          76
     1,200M   ChevronTexaco Corp., 1.19%, 4/7/2003                                               1,199,762          57
     6,200M   General Electric Capital Corp., 1.22%, 4/4/2003                                    6,199,369         295
     1,100M   New York Times Co., Inc., 1.24%, 4/2/2003                                          1,099,962          52
       700M   Prudential Funding Corp., 1.23%, 4/3/2003                                            699,952          33
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $10,798,884)                                    10,798,884         513
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $208,430,493)                                       101.7%    214,005,566      10,175
Excess of Liabilities Over Other Assets                                               (1.7)     (3,689,262)       (175)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $210,316,304     $10,000
======================================================================================================================


See notes to financial statements

Portfolio of Investments
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--84.3%
              Aerospace/Defense--1.3%
    $1,000M   Honeywell International, Inc., 7.5%, 2010                                         $1,196,911         $79
       700M   Precision Castparts Corp., 8.75%, 2005                                               754,991          50
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,951,902         129
----------------------------------------------------------------------------------------------------------------------
              Automotive--3.6%
     1,650M   DaimlerChrysler NA Holdings Corp., 8%, 2010                                        1,904,272         125
              Ford Motor Co.:
       700M     9.5%, 2011                                                                         723,051          48
       750M     8.9%, 2032                                                                         666,232          44
              Lear Corp.:
       500M     7.96%, 2005                                                                        526,250          35
       300M     8.11%, 2009                                                                        326,250          21
       730M   Navistar International Corp., 8%, 2008                                               671,600          44
       700M   Visteon Corp., 8.25%, 2010                                                           709,808          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,527,463         364
----------------------------------------------------------------------------------------------------------------------
              Chemicals--1.1%
       750M   Du Pont (E.I.) de Nemours & Co., 8.125%, 2004                                        798,536          53
       700M   Lubrizol Corp., 7.25%, 2025                                                          805,072          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,603,608         106
----------------------------------------------------------------------------------------------------------------------
              Energy--4.0%
       875M   Ashland Oil, Inc., 8.8%, 2012                                                        967,953          64
       700M   Baroid Corp., 8%, 2003                                                               699,850          46
       500M   Mobil Corp., 8.625%, 2021                                                            665,904          44
       750M   Phillips Petroleum Co., 7.2%, 2023                                                   793,403          52
       833M   Repsol International Finance, 7.45%, 2005                                            904,770          59
       975M   Sunoco, Inc., 9.375%, 2016                                                         1,118,924          74
       800M   Texaco Capital, Inc., 8.25%, 2006                                                    957,162          63
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,107,966         402
----------------------------------------------------------------------------------------------------------------------
              Financial--5.4%
     1,900M   CIT Group Holdings, Inc., 7.75%, 2012                                              2,129,273         140
       300M   CIT Group, Inc., 6.875%, 2009                                                        325,086          21
       400M   Ford Motor Credit Co., 9.03%, 2009                                                   410,536          27
              General Electric Capital Corp.:
       700M     7.875%, 2006                                                                       812,440          53
       700M     8.5%, 2008                                                                         858,351          56
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial (continued)
    $1,550M   General Motors Acceptance Corp., 7.75%, 2010                                      $1,636,206        $108
     1,825M   Household Finance Corp., 6.5%, 2008                                                2,031,964         134
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,203,856         539
----------------------------------------------------------------------------------------------------------------------
              Financial Services--12.1%
              Bank of America Corp.:
     1,067M     7.8%, 2010                                                                       1,295,910          86
     1,225M     7.4%, 2011                                                                       1,461,674          96
              Bank One Corp.:
     1,165M     7.6%, 2007                                                                       1,350,497          89
       700M     7.875%, 2010                                                                       849,303          56
       700M   Chase Manhattan Corp., 7.875%, 2010                                                  833,351          55
     1,200M   First Union National Bank, 7.8%, 2010                                              1,467,702          97
     1,000M   Fleet Capital Trust II, 7.92%, 2026                                                1,067,106          70
     1,500M   Florida Windstorm Underwriting Assoc., 7.125%, 2019 +                              1,730,730         114
     1,200M   Greenpoint Bank, 9.25%, 2010                                                       1,477,645          97
       775M   Huntington National Bank, 8%, 2010                                                   932,243          61
       795M   Manufacturers & Traders Trust Co., 8%, 2010                                          962,024          63
       900M   Old National Bank, 6.75%, 2011                                                     1,014,098          67
       800M   PNC Funding Corp., 6.125%, 2009                                                      883,921          58
       750M   Republic NY Corp., 7.75%, 2009                                                       875,314          58
     1,825M   Washington Mutual, Inc., 8.25%, 2010                                               2,232,263         147
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,433,781       1,214
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--3.3%
     1,050M   Coca-Cola Enterprises, Inc., 7.125%, 2009                                          1,253,125          82
     1,625M   ConAgra Foods, Inc., 6.75%, 2011                                                   1,831,513         121
       700M   Hershey Foods Corp., 6.7%, 2005                                                      774,486          51
     1,000M   Pepsi Bottling Group, Inc., 7%, 2029                                               1,166,527          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,025,651         331
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--3.6%
     1,850M   Delhaize America, Inc., 8.125%, 2011                                               1,887,000         124
     1,600M   Kroger Co., 7%, 2018                                                               1,771,979         117
              Safeway, Inc.:
       510M     7%, 2007                                                                           574,695          38
       450M     9.3%, 2007                                                                         535,526          35
       700M     6.5%, 2011                                                                         769,170          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,538,370         365
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--2.6%
              International Paper Co.:
      $700M     8.125%, 2005                                                                      $783,817         $51
     1,190M     6.75%, 2011                                                                      1,336,280          88
              Weyerhaeuser Co.:
     1,100M     7.25%, 2013                                                                      1,258,860          83
       545M     7.5%, 2013                                                                         631,762          42
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,010,719         264
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--1.1%
       750M   MGM Mirage, Inc., 8.5%, 2010                                                         832,500          55
       750M   Park Place Entertainment Corp., 9.375%, 2007                                         804,375          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,636,875         108
----------------------------------------------------------------------------------------------------------------------
              Health Care--3.2%
       980M   Becton, Dickinson & Co., 7.15%, 2009                                               1,125,342          74
       900M   Columbia/HCA Healthcare, Inc., 7.5%, 2023                                            922,322          61
     1,130M   Tenet Healthcare Corp., 6.375%, 2011                                               1,087,625          72
     1,500M   Wyeth, 6.7%, 2011                                                                  1,700,934         112
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,836,223         319
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--2.6%
       875M   Ingersoll-Rand Co., 9%, 2021                                                       1,145,338          75
     1,600M   Newell Rubbermaid, Inc., 6.75%, 2012                                               1,830,531         121
       800M   United Technologies Corp., 7.125%, 2010                                              948,614          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,924,483         258
----------------------------------------------------------------------------------------------------------------------
              Media - Broadcasting--3.2%
              Comcast Cable Communications, Inc.:
     1,300M     8.375%, 2007                                                                     1,482,528          97
       850M     7.125%, 2013                                                                       939,634          62
     1,480M   Cox Enterprises, Inc., 8%, 2007 +                                                  1,664,979         110
       700M   PanAmSat Corp., 6.375%, 2008                                                         700,000          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,787,141         315
----------------------------------------------------------------------------------------------------------------------
              Media - Diversified--5.1%
       750M   AOL Time Warner, Inc., 6.875%, 2012                                                  800,618          53
       500M   Houghton Mifflin Co., 7.2%, 2011                                                     525,955          35
       700M   New York Times Co., Inc., 7.625%, 2005                                               776,994          51
     1,600M   News America, Inc., 7.3%, 2028                                                     1,704,562         112
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media - Diversified (continued)
    $1,000M   Time Warner, Inc., 6.875%, 2018                                                   $1,023,782         $67
              Viacom, Inc.:
       775M     7.75%, 2005                                                                        864,409          57
       500M     8.625%, 2012                                                                       629,693          41
       360M     8.875%, 2014                                                                       465,001          31
       900M   Walt Disney Co., 7.3%, 2005                                                          974,345          64
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,765,359         511
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--1.8%
     1,446M   Hanson PLC, 7.875%, 2010                                                           1,698,626         112
       950M   Thiokol Corp., 6.625%, 2008                                                        1,070,751          70
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,769,377         182
----------------------------------------------------------------------------------------------------------------------
              Real Estate--8.2%
     1,600M   Archstone-Smith Trust, 7.9%, 2016 (REIT)                                           1,850,614         122
              AvalonBay Communities, Inc. (REIT):
     1,900M     7.5%, 2010                                                                       2,195,393         144
       200M     6.625%, 2011                                                                       219,873          14
     1,150M   Duke-Weeks Realty Corp., 7.75%, 2009 (REIT)                                        1,350,591          89
              EOP Operating LP:
     1,705M     8.1%, 2010                                                                       2,001,580         132
       150M     7.25%, 2018                                                                        165,945          11
     1,900M   Mack-Cali Realty LP, 7.75%, 2011 (REIT)                                            2,183,345         144
     1,675M   Simon Property Group, Inc., 7.875%, 2016 (REIT) +                                  1,957,815         129
       425M   Simon Property Group LP, 7.375%, 2018 (REIT)                                         472,339          31
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,397,495         816
----------------------------------------------------------------------------------------------------------------------
              Retail - General Merchandise--5.0%
     1,750M   Federated Department Stores, Inc., 7.45%, 2017                                     2,037,866         134
       900M   Lowe's Cos., Inc., 8.25%, 2010                                                     1,114,520          73
       800M   RadioShack Corp., 7.375%, 2011                                                       911,400          60
              Target Corp.:
       235M     5.375%, 2009                                                                       253,857          17
     1,620M     7.5%, 2010                                                                       1,936,567         128
              Wal-Mart Stores, Inc.:
       700M     8%, 2006                                                                           820,498          54
       400M     8.5%, 2024                                                                         449,905          30
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,524,613         496
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Services--1.8%
      $750M   Allied Waste NA, Inc., 8.875%, 2008                                                 $797,813         $53
              ERAC USA Finance Enterprise Co.:
       750M     9.125%, 2004                                                                       822,124          54
       415M     7.35%, 2008 +                                                                      471,919          31
       520M     8%, 2011 +                                                                         604,446          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,696,302         178
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--4.3%
       500M   Chesapeake Potomac Telephone of
              Maryland, 8.3%, 2031                                                                 630,086          41
     1,200M   Deutsche Telekom AG, 8.5%, 2010                                                    1,410,490          93
              GTE Corp.:
       542M     6.84%, 2018                                                                        598,428          39
     1,400M     7.9%, 2027                                                                       1,575,206         104
       725M   MetroNet Communications Corp., 0%-9.95%, 2008 ++                                     143,188           9
       480M   Qwest Services Corp., 13.5%, 2010 +                                                  508,800          34
       725M   Sprint Capital Corp., 6.375%, 2009                                                   725,000          48
       750M   Vodafone AirTouch PLC, 7.75%, 2010                                                   898,781          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,489,979         427
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.9%
              Burlington Northern Santa Fe Corp.:
       725M     7.875%, 2007                                                                       843,484          56
       700M     7.125%, 2010                                                                       818,260          54
              Canadian National Railway Co.:
       810M     6.45%, 2006                                                                        891,089          59
       850M     7.375%, 2031                                                                     1,048,387          69
     1,700M   Union Pacific Corp., 7.375%, 2009                                                  2,018,447         133
       300M   Union Pacific Railroad Co., 7.28%, 2011                                              355,698          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,975,365         394
----------------------------------------------------------------------------------------------------------------------
              Utilities--7.1%
       700M   Columbia Energy Group, 6.8%, 2005                                                    767,425          51
              Consumers Energy Co.:
       735M     6.375%, 2008                                                                       731,325          48
     1,500M     6.875%, 2018                                                                     1,742,166         115
     1,000M   DPL, Inc., 6.875%, 2011                                                              973,886          64
     1,650M   Duke Capital Corp., 8%, 2019                                                       1,663,532         110
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
      $900M   El Paso Corp., 7.375%, 2012                                                         $693,000         $46
       547M   Niagara Mohawk Holdings, Inc., 7.625%, 2005                                          607,419          40
       600M   NiSource Finance Corp., 7.875%, 2010                                                 694,823          46
       750M   PP&L Capital Funding, Inc., 8.375%, 2007                                             855,244          56
       775M   PSI Energy, Inc., 8.85%, 2022                                                      1,006,997          66
       900M   Wisconsin Power & Light, 7%, 2007                                                    991,845          65
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,727,662         707
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $120,168,356)                                             127,934,190       8,425
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--4.9%
              U.S. Treasury Notes:
     1,000M     7.875%, 2004                                                                     1,103,907          73
     2,000M     6.625%, 2007                                                                     2,324,064         153
     3,300M     6.5%, 2010                                                                       3,938,474         259
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $6,957,397)                                     7,366,445         485
----------------------------------------------------------------------------------------------------------------------
              PASS THROUGH CERTIFICATES--4.2%
              Real Estate--1.1%
     1,420M   FDA Queens LP, 6.99%, 2017                                                         1,644,704         108
              Transportation--3.1%
       816M   American Airlines, Inc., 7.377%, 2019                                                169,398          11
              Continental Airlines, Inc.:
       535M     6.748%, 2017                                                                       244,771          16
     1,665M     8.388%, 2020                                                                       761,886          50
     1,038M   FedEx Corp., 7.5%, 2018                                                            1,205,130          79
       750M   Northwest Airlines, Inc., 8.072%, 2019                                               787,140          52
     1,053M   NWA Trust, 10.23%, 2012                                                              692,651          46
       750M   Southwest Airlines Co., 6.126%, 2006                                                 816,404          54
----------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $8,408,283)                                       6,322,084         416
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--.5%
       800M   Virginia State Housing Development Authority,
                6.51%, 2019 (cost $697,260)                                                        833,000          55
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--4.3%
      $500M   General Electric Capital Corp., 1.24%, 4/15/03                                      $499,759         $33
       900M   New York Times Co., Inc., 1.2%, 4/7/03                                               899,820          59
              Pitney Bowes, Inc.:
     1,900M     1.23%, 4/2/03                                                                    1,899,935         125
     1,400M     1.25%, 4/4/03                                                                    1,399,854          92
              Prudential Funding Corp.:
       400M     1.23%, 4/3/03                                                                      399,973          27
     1,500M     1.2%, 4/4/03                                                                     1,499,850          99
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $6,599,191)                                      6,599,191         435
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $142,830,487)                                        98.2%    149,054,910       9,816
Other Assets, Less Liabilities                                                         1.8       2,787,164         184
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $151,842,074     $10,000
======================================================================================================================

 + See Note 4

++ In default as to principal and/or interest payment


See notes to financial statements

Portfolio of Investments
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--83.1%
              Aerospace/Defense--2.1%
    $3,450M   Alliant Techsystems, Inc., 8.5%, 2011                                             $3,726,000         $78
     3,000M   DeCrane Aircraft Holdings, Inc., 12%, 2008                                         1,545,000          32
              L-3 Communications Corp.:
     3,000M     8%, 2008                                                                         3,150,000          66
     1,600M     7.625%, 2012                                                                     1,704,000          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,125,000         211
----------------------------------------------------------------------------------------------------------------------
              Automotive--5.7%
     6,725M   Accuride Corp., 9.25%, 2008                                                        5,060,563         105
     3,400M   Asbury Automotive Group, Inc., 9%, 2012                                            2,915,500          61
     4,208M   Cambridge Industries Liquidating Trust** ++                                           42,084           1
     4,800M   Collins & Aikman Products Co., 11.5%, 2006                                         4,164,000          87
     5,450M   Dana Corp., 9%, 2011                                                               5,395,500         112
     5,500M   Delco Remy International, Inc., 11%, 2009                                          2,832,500          59
     2,500M   Special Devices, Inc., 11.375%, 2008                                               1,887,500          39
     5,250M   TRW Automotive, Inc., 9.375%, 2013 +                                               5,276,250         110
----------------------------------------------------------------------------------------------------------------------
                                                                                                27,573,897         574
----------------------------------------------------------------------------------------------------------------------
              Chemicals--6.7%
     3,500M   FMC Corp., 10.25%, 2009 +                                                          3,867,500          80
     5,350M   Hydrochem Industrial Services, Inc., 10.375%, 2007                                 4,039,250          84
     8,000M   Lyondell Chemical Co., 10.875%, 2009                                               7,480,000         156
     4,375M   Millennium America, Inc., 9.25%, 2008                                              4,746,875          99
     3,250M   Noveon, Inc., 11%, 2011                                                            3,599,375          75
     6,900M   Terra Industries, Inc., 10.5%, 2005                                                5,899,500         123
     4,500M   Texas Petrochemicals Corp., 11.125%, 2006                                          2,632,500          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                32,265,000         672
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--3.3%
     3,420M   AKI, Inc., 10.5%, 2008                                                             3,402,900          71
     1,707M   Chattem, Inc., 8.875%, 2008                                                        1,745,407          36
     2,500M   GFSI, Inc., 9.625%, 2007                                                           2,015,625          42
     4,135M   Hines Horticulture, Inc., 12.75%, 2005                                             4,362,425          91
     4,000M   Playtex Products, Inc., 9.375%, 2011                                               4,360,000          91
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,886,357         331
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy--6.9%
    $7,000M   Bluewater Finance, Ltd., 10.25%, 2012                                             $7,000,000        $146
     4,500M   Chesapeake Energy Corp., 9%, 2012                                                  4,905,000         102
     4,000M   Compagnie Generale de Geophysique,
                10.625%, 2007                                                                    3,760,000          78
     4,075M   Dresser, Inc., 9.375%, 2011                                                        4,034,250          84
              Giant Industries, Inc.:
     1,730M     9%, 2007                                                                         1,505,100          31
     8,500M     11%, 2012                                                                        7,565,000         157
              Tesoro Petroleum Corp.:
     3,000M     9%, 2008                                                                         2,580,000          54
     1,750M     9.625%, 2008                                                                     1,522,500          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                32,871,850         684
----------------------------------------------------------------------------------------------------------------------
              Food Service--1.1%
     5,000M   Domino's, Inc., 10.375%, 2009                                                      5,387,500         112
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--2.1%
     5,000M   Canandaigua Brands, Inc., 8.5%, 2009                                               5,300,000         110
     5,500M   Land O'Lakes, Inc., 8.75%, 2011                                                    3,382,500          70
     1,550M   Pilgrim's Pride Corp., 9.625%, 2011                                                1,511,250          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,193,750         212
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--1.9%
     5,500M   Di Giorgio Corp., 10%, 2007                                                        5,500,000         114
     3,500M   Roundy's, Inc., 8.875%, 2012                                                       3,500,000          73
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,000,000         187
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--5.7%
     9,300M   AEP Industries, Inc., 9.875%, 2007                                                 8,509,500         177
     5,950M   Packaging Corp. of America, 9.625%, 2009                                           6,463,187         134
     4,000M   Potlatch Corp., 10%, 2011                                                          4,350,000          91
     4,300M   Stone Container Corp., 9.75%, 2011                                                 4,783,750         100
     3,625M   Tekni-Plex, Inc., 12.75%, 2010                                                     3,316,875          69
----------------------------------------------------------------------------------------------------------------------
                                                                                                27,423,312         571
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--4.4%
     2,250M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                                     2,137,500          44
     4,550M   Isle of Capri Casinos, Inc., 8.75%, 2009                                           4,709,250          98
     3,000M   John Q. Hammons Hotels, LP, 8.875%, 2012                                           2,940,000          61
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure (continued)
    $4,000M   KSL Recreation Group, Inc., 10.25%, 2007                                          $4,020,000         $84
     2,445M   Outboard Marine Corp., 10.75%, 2008** ++                                               3,056          --
     3,500M   Park Place Entertainment Corp., 9.375%, 2007                                       3,753,750          78
     3,400M   Universal City Development Partners, Ltd.,
                11.75%, 2010 +                                                                   3,438,250          72
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,001,806         437
----------------------------------------------------------------------------------------------------------------------
              Health Care--7.3%
     4,700M   Advanced Medical Optics, Inc., 9.25%, 2010                                         4,911,500         102
     5,250M   ALARIS Medical Systems, Inc., 9.75%, 2006                                          5,433,750         113
       500M   AmeriPath, Inc., 10.5%, 2013 +                                                       517,500          11
     4,750M   CONMED Corp., 9%, 2008                                                             4,940,000         103
       900M   Fisher Scientific International, Inc., 8.125%, 2012 +                                963,000          20
     4,400M   Genesis Health Ventures, Inc., 9.75%, 2005 ++                                         55,000           1
     4,000M   Insight Health Services Corp., 9.875%, 2011                                        3,860,000          80
     4,500M   MedQuest, Inc., 11.875%, 2012                                                      4,185,000          87
     2,800M   Owens & Minor, Inc., 8.5%, 2011                                                    3,027,500          63
     3,600M   PerkinElmer, Inc., 8.875%, 2013 +                                                  3,780,000          79
     3,500M   Rotech Healthcare, Inc., 9.5%, 2012 +                                              3,465,000          72
----------------------------------------------------------------------------------------------------------------------
                                                                                                35,138,250         731
----------------------------------------------------------------------------------------------------------------------
              Housing--2.5%
     2,500M   American Architectural Products Corp.,
                11.75%, 2007 ++                                                                    550,000          11
     3,150M   Integrated Electrical Services, Inc., 9.375%, 2009                                 3,039,750          63
              Nortek, Inc.:
     4,000M     9.125%, 2007                                                                     4,150,000          86
     1,500M     9.875%, 2011                                                                     1,567,500          33
     2,700M   William Lyon Homes, Inc., 10.75%, 2013                                             2,679,750          56
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,987,000         249
----------------------------------------------------------------------------------------------------------------------
              Information Technology--1.0%
     3,100M   ChipPac International, Ltd., 12.75%, 2009                                          3,456,500          72
     3,000M   Exodus Communications, Inc., 10.75%, 2009 ++                                          60,000           1
     1,000M   Iron Mountain, Inc., 8.625%, 2013                                                  1,085,000          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,601,500          96
----------------------------------------------------------------------------------------------------------------------
              Investment/Finance Companies--.2%
     2,600M   Finova Group, Inc., 7.5%, 2009                                                       929,500          19
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--.8%
    $1,500M   Columbus McKinnon Corp., 8.5%, 2008                                               $1,042,500         $22
     2,500M   Day International Group, Inc., 11.125%, 2005                                       2,587,500          54
       250M   Remington Arms Co., 10.5%, 2011 +                                                    268,750           5
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,898,750          81
----------------------------------------------------------------------------------------------------------------------
              Media - Broadcasting--1.3%
     3,000M   Sinclair Broadcasting Group, Inc., 8.75%, 2011                                     3,202,500          67
     2,920M   Young Broadcasting Corp., 10%, 2011                                                3,109,800          65
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,312,300         132
----------------------------------------------------------------------------------------------------------------------
              Media - Cable TV--8.4%
     2,275M   Adelphia Communications Corp. , 10.25%, 2011 ++                                      955,500          20
     2,000M   Century Communications Corp., 9.5%, 2005 ++                                          730,000          15
              Charter Communications Holdings, LLC:
     5,500M     10%, 2009                                                                        2,571,250          53
     1,000M     10.75%, 2009                                                                       467,500          10
     2,000M     10.25%, 2010                                                                       895,000          19
     5,000M     10%, 2011                                                                        2,200,000          46
     7,650M   Diva Systems Corp., 12.625%, 2008 ++                                                 248,625           5
    12,200M   Echostar DBS Corp., 9.375%, 2009                                                  13,054,000         272
              Mediacom LLC/Mediacom Capital Corp.:
     6,500M     8.5%, 2008                                                                       6,565,000         137
     4,000M     7.875%, 2011                                                                     3,870,000          80
     2,700M   Rogers Communications, Inc., 8.875%, 2007                                          2,767,500          58
     5,850M   Star Choice Communications, Inc., 13%, 2005                                        5,981,626         124
----------------------------------------------------------------------------------------------------------------------
                                                                                                40,306,001         839
----------------------------------------------------------------------------------------------------------------------
              Media - Diversified--5.6%
     3,890M   Carmike Cinemas, Inc., 10.375%, 2009                                               3,758,713          78
     4,000M   Garden State Newspapers, Inc., 8.625%, 2011                                        4,130,000          86
     6,000M   Mail-Well I Corp., 8.75%, 2008                                                     5,100,000         106
     8,500M   MDC Communications Corp., 10.5%, 2006                                              7,565,000         157
     4,300M   Quebecor Media, Inc., 11.125%, 2011                                                4,687,000          98
     1,500M   RH Donnelley Financial Corp., 10.875%, 2012 +                                      1,721,250          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                26,961,963         561
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--3.0%
    $3,228M   Commonwealth Aluminum Corp., 10.75%, 2006                                         $3,260,280         $68
     4,620M   Euramax International PLC, 11.25%, 2006                                            4,787,475         100
     6,000M   Wolverine Tube, Inc., 10.5%, 2009                                                  6,390,000         133
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,437,755         301
----------------------------------------------------------------------------------------------------------------------
              Other--.0%**                                                                          62,207           1
----------------------------------------------------------------------------------------------------------------------
              Retail - General Merchandise--1.6%
     3,204M   Big 5 Corp., 10.875%, 2007                                                         3,352,185          70
     4,000M   Michaels Stores, Inc., 9.25%, 2009                                                 4,380,000          91
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,732,185         161
----------------------------------------------------------------------------------------------------------------------
              Services--4.2%
              Allied Waste NA, Inc.:
    10,000M     10%, 2009                                                                       10,425,000         217
     2,700M     9.25%, 2012 +                                                                    2,885,625          60
     1,000M   IESI Corp., 10.25%, 2012                                                           1,015,000          21
     5,825M   Kindercare Learning Centers, Inc., 9.5%, 2009                                      5,708,500         119
----------------------------------------------------------------------------------------------------------------------
                                                                                                20,034,125         417
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--1.3%
     4,000M   Adelphia Business Solutions, Inc., 13%, 2003 ++                                       35,000           1
     6,050M   E. Spire Communications, Inc., 13%, 2005 ++                                              605          --
     6,350M   Pac-West Telecommunications, Inc., 13.5%, 2009                                     3,079,750          64
              RCN Corp.:
     9,000M     11.125%, 2007                                                                    2,835,000          59
       300M     11%, 2008                                                                           88,500           2
     4,000M   Worldwide Fiber, Inc., 12%, 2009 ++                                                      400          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,039,255         126
----------------------------------------------------------------------------------------------------------------------
              Transportation--.9%
     2,700M   General Maritime Corp., 10%, 2013 +                                                2,767,500          58
     1,750M   Overseas Shipholding Group, 8.25%, 2013 +                                          1,752,187          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,519,687          94
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Principal                                                                                                    For Each
    Amount                                                                                                  $10,000 of
 or Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--.0%
    $5,500M   AES Drax Energy, Ltd., 11.5%, 2010 ++                                                $96,250          $2
----------------------------------------------------------------------------------------------------------------------
              Wireless Communications--5.1%
     5,000M   Crown Castle International Corp., 9.375%, 2011                                     4,600,000          96
     3,500M   GT Group Telecom, Inc., 0%-13.25%, 2010 ++                                               350          --
     5,476M   Loral Cyberstar, Inc., 10%, 2006                                                   2,272,540          47
     5,500M   Nextel Communications, Inc., 9.95%, 2008                                           5,761,250         120
     2,959M   Tritel PCS, Inc., 0%-12.75%, 2009                                                  2,973,795          62
              Triton Communications, LLC:
     8,000M     0%-11%, 2008                                                                     7,360,000         153
     1,700M     8.75%, 2011                                                                      1,445,000          30
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,412,935         508
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $476,653,897)                                             399,198,135       8,309
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--4.1%
              Consumer Cyclicals--.0%
     7,714  * Worldtex, Inc., 12%**                                                                 56,027           1
----------------------------------------------------------------------------------------------------------------------
              Financial--.2%
    40,800    Astoria Financial Corp., 12%, 2013, Series "B"                                     1,071,000          22
----------------------------------------------------------------------------------------------------------------------
              Health Care--.0%
       115  * Leiner Health Products, Inc., 9.625%, 2007**                                               1          --
----------------------------------------------------------------------------------------------------------------------
              Media - Cable TV--3.9%
   180,793    CSC Holdings, Inc., 11.125%, 2008, Series "M"                                     18,531,299         386
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
    34,733  * Global Crossing Holding, Ltd., 10.5%, 2008, PIK                                          347          --
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $23,250,963)                                              19,658,674         409
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--2.4%
              U.S. Treasury Notes:
     5,500M     7.25%, 2004                                                                      5,949,455         124
     5,000M     7%, 2006                                                                         5,766,995         120
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $10,739,354)                                   11,716,450         244
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
    Units,                                                                                                    Invested
    Shares                                                                                                    For Each
        or                                                                                                  $10,000 of
  Warrants    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              UNITS--.6%
              Metals/Mining
     2,500    Russel Metals, Inc., (cost $2,500,000)***                                         $2,662,500         $55
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--.4%
              Automotive--.1%
    37,387  * Safelite Glass Corp. - Class "B"** +                                                 224,322           4
     2,523  * Safelite Realty Corp.**                                                                   25          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                   224,347           4
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals--.0%
    25,200  * Worldtex, Inc.**                                                                     183,028           4
----------------------------------------------------------------------------------------------------------------------
              Media - Cable TV--.3%
    41,221  * Echostar Communications Corp. - Class "A"                                          1,190,462          25
    32,386  * NTL, Inc.                                                                            287,264           6
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,477,726          31
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
     4,816  * ICG Communications, Inc.                                                              22,876          --
    16,914  * Viatel Holding (Bermuda), Ltd.**                                                      39,181           1
    18,224  * World Access, Inc.                                                                         5          --
     9,252  * XO Communications, Inc.                                                               36,083           1
----------------------------------------------------------------------------------------------------------------------
                                                                                                    98,145           2
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $14,958,127)                                                  1,983,246          41
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.1%
              Aerospace/Defense--.0%
     3,000  * DeCrane Aircraft Holdings, Inc.
              (expiring 9/30/08) +                                                                      30          --
----------------------------------------------------------------------------------------------------------------------
              Automotive--.0%
    91,625  * Safelite Glass Corp. - Class "A"
              (expiring 9/29/07)** +                                                                   917          --
    61,084  * Safelite Glass Corp. - Class "B"
              (expiring 9/29/06)** +                                                                   611          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,528          --
----------------------------------------------------------------------------------------------------------------------


Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
  Warrants                                                                                                    Invested
        or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media - Cable TV--.1%
    22,950  * Diva Systems Corp. (expiring 3/1/08) +                                                  $230         $--
   135,486  * Star Choice Communications, Inc.
              (expiring 12/15/05) +                                                                355,651           8
----------------------------------------------------------------------------------------------------------------------
                                                                                                   355,881           8
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
    11,500  * E. Spire Communications, Inc. (expiring 11/1/05)** +                                      --          --
----------------------------------------------------------------------------------------------------------------------
              Wireless Communications--.0%
     3,500  * GT Group Telecom, Inc. (expiring 2/1/10) +                                             2,625          --
    54,020  * Loral Space Communications Ltd. (expiring 12/26/06)                                    3,241          --
     5,600  * Powertel, Inc. (expiring 2/1/06)**                                                    91,536           2
----------------------------------------------------------------------------------------------------------------------
                                                                                                    97,402           2
----------------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $5,065,967)                                                          454,841          10
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--6.7%
   $13,200M   ChevronTexaco Corp., 1.19%, 4/4/03                                                13,198,691         275
    13,000M   Du Pont (E.I.) de Nemours & Co., 1.19%, 4/7/03                                    12,997,421         270
       800M   General Electric Capital Corp., 1.24%, 4/15/03                                       799,614          17
       500M   New York Times Co., Inc., 1.2%, 4/7/03                                               499,900          10
     4,400M   Pitney Bowes, Inc., 1.25%, 4/4/03                                                  4,399,541          92
       400M   Prudential Funding Corp., 1.23%, 4/3/03                                              399,973           8
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $32,295,140)                                    32,295,140         672
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $565,463,448)                                        97.4%    467,968,986       9,740
Other Assets, Less Liabilities                                                         2.6      12,475,996         260
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $480,444,982     $10,000
======================================================================================================================

  + See Note 4

 ++ In default as to principal and/or interest payment

  * Non-income producing

 ** Security valued at fair value (see Note 1A)

*** Each unit consists of one Russel Metals, Inc. $600 principal amount guaranteed senior note 10%, due 2009 and one Russel Metals, Inc. USA LLC
    $400 principal amount guaranteed senior note 10%, due 2009.


See notes to financial statements

This page intentionally left blank.

Statement of Assets and Liabilities
FIRST INVESTORS
March 31, 2003

-----------------------------------------------------------------------------------------------
                                           CASH                      INVESTMENT
                                     MANAGEMENT      GOVERNMENT           GRADE          INCOME
-----------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                 $200,708,597    $208,430,493    $142,830,487    $565,463,448
                                   ============    ============    ============    ============
At value (Note 1A)                 $200,708,597    $214,005,566    $149,054,910    $467,968,986
Cash                                    675,257         187,069         491,806       3,535,731
Receivables:
Interest and dividends                  301,935       1,032,444       2,513,793      12,293,830
Shares sold                                  --       1,014,179         960,047       1,390,858
Investment securities sold                   --              --              --       1,073,064
Other assets                             24,200          27,482              64         232,843
                                   ------------    ------------    ------------    ------------
Total Assets                        201,709,989     216,266,740     153,020,620     486,495,312
                                   ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities
purchased                                    --       5,109,774         483,066       4,167,083
Dividends payable                         9,538         123,140         110,506         978,566
Shares redeemed                         162,654         563,788         465,022         476,059
Accrued advisory fees                    85,469         107,019          75,739         294,827
Accrued expenses                         75,952          46,715          44,213         133,795
                                   ------------    ------------    ------------    ------------
Total Liabilities                       333,613       5,950,436       1,178,546       6,050,330
                                   ------------    ------------    ------------    ------------
Net Assets                         $201,376,376    $210,316,304    $151,842,074    $480,444,982
                                   ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                    $201,376,376    $208,621,314    $149,491,374    $693,280,328
Undistributed net investment
income (deficit)                             --          37,038      (1,000,028)     (1,898,537)
Accumulated net realized loss
on investments                               --      (3,917,121)     (2,873,695)   (113,442,347)
Net unrealized appreciation
(depreciation) in value of
investments                                  --       5,575,073       6,224,423     (97,494,462)
                                   ------------    ------------    ------------    ------------
Total                              $201,376,376    $210,316,304    $151,842,074    $480,444,982
                                   ============    ============    ============    ============
Net Assets:
Class A                            $194,425,563    $188,577,604    $124,452,210    $449,964,049
Class B                            $  6,950,813    $ 21,738,700    $ 27,389,864    $ 30,480,933

Shares outstanding (Note 6):
Class A                             194,425,563      16,428,676      12,424,547     157,903,022
Class B                               6,950,813       1,894,833       2,734,553      10,728,855

Net asset value and
redemption price per
share--Class A                            $1.00*         $11.48          $10.02           $2.85
                                         ======          ======          ======          ======
Maximum offering price per share--
Class A (Net asset value/.9425)**           N/A          $12.18          $10.63           $3.02
                                         ======          ======          ======          ======
Net asset value and offering
price per share--Class B
(Note 6)                                  $1.00          $11.47          $10.02           $2.84
                                         ======          ======          ======          ======

 * Also maximum offering price per share.

** On purchases of $100,000 or more, the sales charge is reduced.


See notes to financial statements

Statement of Operations
FIRST INVESTORS
Six Months Ended March 31, 2001

-----------------------------------------------------------------------------------------------
                                           CASH                      INVESTMENT
                                     MANAGEMENT      GOVERNMENT           GRADE          INCOME
-----------------------------------------------------------------------------------------------
Investment Income

Income:
Interest                             $1,586,640      $5,830,068      $4,179,765     $21,779,740
Dividends (Note 1F)                          --              --              --       1,066,862
                                   ------------    ------------    ------------    ------------
Total Income                          1,586,640       5,830,068       4,179,765      22,846,602
                                   ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
Advisory fees                           500,991         983,205         506,781       1,631,936
Distribution plan expenses -
Class A                                      --         222,764         138,711         624,684
Distribution plan expenses -
Class B                                  21,002          94,434         120,861         132,358
Shareholder servicing costs             335,626         231,384         177,685         529,995
Professional fees                        33,740          25,840          24,470          60,867
Custodian fees                           14,773          18,450           8,171          22,042
Reports to shareholders                  43,924          22,787          15,656          60,095
Other expenses                           28,734          37,584          34,855          51,055
                                   ------------    ------------    ------------    ------------
Total expenses                          978,790       1,636,448       1,027,190       3,113,032
Less: Expenses waived or
assumed                                (154,744)       (481,632)       (192,803)             --
Custodian fees paid
indirectly                               (1,488)         (1,176)         (1,648)         (2,415)
                                   ------------    ------------    ------------    ------------
Net expenses                            822,558       1,153,640         832,739       3,110,617
                                   ------------    ------------    ------------    ------------
Net investment income                   764,082       4,676,428       3,347,026      19,735,985
                                   ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss)
on Investments (Note 2):

Net realized loss on
investments                                  --        (551,052)       (723,053)    (33,165,209)

Net unrealized appreciation
of investments                               --         213,002       2,188,363      67,588,492
                                   ------------    ------------    ------------    ------------
Net gain (loss) on
investments                                  --        (338,050)      1,465,310      34,423,283
                                   ------------    ------------    ------------    ------------
Net Increase in Net Assets
Resulting from Operations            $  764,082      $4,338,378      $4,812,336     $54,159,268
                                   ============    ============    ============    ============


See notes to financial statements

Statement of Changes in Net Assets
FIRST INVESTORS

-------------------------------------------------------------------------------------------------
                                           CASH MANAGEMENT                    GOVERNMENT
                                     ----------------------------    ----------------------------
                                   10/1/2002 to    10/1/2001 to    10/1/2002 to    10/1/2001 to
                                      3/31/2003       9/30/2002       3/31/2003       9/30/2002
-------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income              $    764,082    $  2,832,709    $  4,676,428    $  8,088,326
Net realized gain (loss) on
investments                                  --              --        (551,052)        873,160
Net unrealized appreciation
(depreciation) of
investments                                  --              --         213,002         636,234
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets resulting
from operations                         764,082       2,832,709       4,338,378       9,597,720
                                   ------------    ------------    ------------    ------------
Dividends to Shareholders
Net investment income - Class A        (761,120)     (2,805,379)     (4,314,930)     (7,695,114)
Net investment income - Class B          (2,962)        (27,330)       (387,751)       (426,932)
                                   ------------    ------------    ------------    ------------
Total dividends                        (764,082)     (2,832,709)     (4,702,681)     (8,122,046)
                                   ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold           125,649,563     276,335,247      30,923,036      43,757,168
Reinvestment of dividends               747,514       3,215,622       3,593,907       6,825,231
Cost of shares redeemed            (124,686,211)   (290,857,507)    (13,971,127)    (20,665,820)
                                   ------------    ------------    ------------    ------------
                                      1,710,866     (11,306,638)     20,545,816      29,916,579
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold             3,588,545       5,418,523       7,050,295      11,122,298
Reinvestment of dividends                 2,815          32,067         356,020         414,467
Cost of shares redeemed              (2,424,382)     (3,940,787)     (1,932,146)     (1,549,612)
                                   ------------    ------------    ------------    ------------
                                      1,166,978       1,509,803       5,474,169       9,987,153
                                   ------------    ------------    ------------    ------------
Net increase (decrease) from
share transactions                    2,877,844      (9,796,835)     26,019,985      39,903,732
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                            2,877,844      (9,796,835)     25,655,682      41,379,406

Net Assets
Beginning of period                 198,498,532     208,295,367     184,660,622     143,281,216
                                   ------------    ------------    ------------    ------------
End of period+                     $201,376,376    $198,498,532    $210,316,304    $184,660,622
                                   ============    ============    ============    ============

+Includes undistributed net
investment income (deficit) of     $         --    $         --    $     37,038    $     63,291
                                   ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                125,649,563     276,335,247       2,692,755       3,850,343
Issued for dividends
reinvested                              747,514       3,215,622         312,645         600,767
Redeemed                           (124,686,211)   (290,857,507)     (1,216,751)     (1,823,040)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
Class A shares outstanding            1,710,866     (11,306,638)      1,788,649       2,628,070
                                   ============    ============    ============    ============
Class B:
Sold                                  3,588,545       5,418,523         613,775         977,294
Issued for dividends
reinvested                                2,815          32,067          30,993          36,479
Redeemed                             (2,424,382)     (3,940,787)       (168,339)       (135,957)
                                   ------------    ------------    ------------    ------------
Net increase in Class B
shares outstanding                    1,166,978       1,509,803         476,429         877,816
                                   ============    ============    ============    ============

See notes to financial statements

Statement of Changes in Net Assets
FIRST INVESTORS

------------------------------------------------------------------------------------------------
                                          INVESTMENT GRADE                    INCOME
                                    ----------------------------    ----------------------------
                                    10/1/2002 to    10/1/2001 to    10/1/2002 to    10/1/2001 to
                                       3/31/2003       9/30/2002       3/31/2003       9/30/2002
------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income               $  3,347,026    $  5,425,493    $ 19,735,985    $ 39,664,668
Net realized gain (loss) on
investments                             (723,053)       (386,408)    (33,165,209)    (37,103,041)
Net unrealized appreciation
(depreciation) of
investments                            2,188,363       1,798,504      67,588,492      (8,428,785)
                                    ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets resulting
from operations                        4,812,336       6,837,589      54,159,268      (5,867,158)
                                    ------------    ------------    ------------    ------------
Dividends to Shareholders
Net investment income - Class A       (3,198,860)     (4,810,730)    (19,376,262)    (37,692,940)
Net investment income - Class B         (608,057)       (904,899)     (1,116,937)     (1,962,017)
                                    ------------    ------------    ------------    ------------
Total dividends                       (3,806,917)     (5,715,629)    (20,493,199)    (39,654,957)
                                    ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold             28,487,855      47,473,392      32,999,179      43,116,454
Reinvestment of dividends              2,645,571       4,139,571      13,897,355      29,138,211
Cost of shares redeemed               (9,892,642)    (14,827,750)    (25,517,692)    (50,752,779)
                                    ------------    ------------    ------------    ------------
                                      21,240,784      36,785,213      21,378,842      21,501,886
                                    ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold              6,178,564      10,125,998       5,854,246       6,535,725
Reinvestment of dividends                526,879         812,606         677,052       1,175,341
Cost of shares redeemed               (2,025,813)     (2,085,303)     (2,175,833)     (3,483,162)
                                    ------------    ------------    ------------    ------------
                                       4,679,630       8,853,301       4,355,465       4,227,904
                                    ------------    ------------    ------------    ------------
Net increase (decrease) from
share transactions                    25,920,414      45,638,514      25,734,307      25,729,790
                                    ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                            26,925,833      46,760,474      59,400,376     (19,792,325)

Net Assets
Beginning of period                  124,916,241      78,155,767     421,044,606     440,836,931
                                    ------------    ------------    ------------    ------------
End of period+                      $151,842,074    $124,916,241    $480,444,982    $421,044,606
                                    ============    ============    ============    ============

+Includes undistributed net
investment income (deficit) of      $ (1,000,028)   $   (540,137)   $ (1,898,537)   $ (1,141,323)
                                    ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                   2,887,574       4,854,850      12,040,065      14,895,545
Issued for dividends
reinvested                               266,979         422,822       5,052,996      10,076,127
Redeemed                              (1,005,078)     (1,519,576)     (9,356,821)    (17,411,428)
                                    ------------    ------------    ------------    ------------
Net increase (decrease) in
Class A shares outstanding             2,149,475       3,758,096       7,736,240       7,560,244
                                    ============    ============    ============    ============
Class B:
Sold                                     624,142       1,034,955       2,137,891       2,269,331
Issued for dividends
reinvested                                53,172          82,994         246,791         409,120
Redeemed                                (205,430)       (214,018)       (799,827)     (1,214,018)
                                    ------------    ------------    ------------    ------------
Net increase in Class B
shares outstanding                       471,884         903,931       1,584,855       1,464,433
                                    ============    ============    ============    ============


See notes to financial statements

Notes to Financial Statements
March 31, 2003

1. Significant Accounting Policies--First Investors Cash Management Fund, Inc. ("Cash Management Fund"), First Investors Government Fund, Inc. ("Government Fund"), First Investors Investment Grade Fund ("Investment Grade Fund"), a series of First Investors Series Fund ("Series Fund"), and First Investors Fund For Income, Inc. ("Income Fund") are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for its assets, liabilities and operations of the Fund. Series Fund offers four additional series which are not included in this report. The objective of each Fund is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Income Fund primarily seeks high current income and secondarily seeks capital appreciation.

A. Security Valuation--The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. With respect to each of the other Funds, except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities, and other available information in determining values. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available, and any other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board of Directors/Trustees. At March 31, 2003, the Income Fund held eighteen securities that were fair valued by its Valuation Committee with an aggregate value of $702,995 representing ..15% of the Fund's net assets.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, federal income taxes.

At September 30, 2002, capital loss carryovers were as follows:

                                                 Year Capital Loss Carryovers Expire
              -----------------------------------------------------------------------------------------------------
Fund                Total         2003         2004         2005         2006         2007         2008        2009
----                -----         ----         ----         ----         ----         ----         ----        ----
Government     $3,366,069          $--     $204,508          $--          $--   $1,017,364   $2,144,197         $--

Investment
Grade           1,743,359           --           --           --           --           --    1,715,940      27,419

Income         43,265,694      646,669    4,514,945    3,055,280      842,581    1,832,458   13,810,649  18,563,112


C. Distributions to Shareholders--The Cash Management Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of each of the other Funds are generally declared daily and paid monthly and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, capital loss carryforwards and post-October capital losses.

D. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

March 31, 2003

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of Series Fund are allocated among and charged to the assets of each Fund in Series Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. For the six months ended March 31, 2003, the Bank of New York, custodian for the Funds, has provided total credits in the amount of $6,727 against custodian charges based on the uninvested cash balances of the Funds.

2. Security Transactions--For the six months ended March 31, 2003, purchases and sales (including pay-downs on Government Fund) of securities and long-term U.S. Government obligations (excluding short-term U.S. Government obligations and short-term securities) were as follows:

                                                                          Long-Term U.S.
                                              Securities          Government Obligations
                            ----------------------------    ----------------------------
                                 Cost of        Proceeds         Cost of        Proceeds
Fund                           Purchases      from Sales       Purchases      from Sales
----                        ------------    ------------    ------------    ------------
Government                           $--             $--     $85,406,195     $58,352,011
Investment Grade              25,277,810       6,405,026       5,516,887              --
Income                        60,502,841      44,474,091              --              --


At March 31, 2003, aggregate cost and net unrealized appreciation
(depreciation) of securities for federal income tax purposes were as follows:

                                                                                     Net
                                                   Gross           Gross      Unrealized
                               Aggregate      Unrealized      Unrealized    Appreciation
Fund                                Cost    Appreciation    Depreciation   (Depreciation)
--------------------        ------------    ------------    ------------    ------------
Government                  $208,430,493      $5,617,151         $42,078      $5,575,073
Investment Grade             143,615,227       9,481,859       4,042,176       5,439,683
Income                       567,579,329      15,869,238     115,479,581     (99,610,343)


3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc.

("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank ("FIFSB"), custodian of the Funds' Individual Retirement Accounts. Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 2003, total directors/trustees fees accrued by the Funds amounted to $19,500.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the following rates:

Cash Management Fund--.50% of the Fund's average daily net assets.

Government Fund--1% on the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. FIMCO has voluntarily waived 40% of the 1% annual fee on the first $200 million of the Fund's average daily net assets for the six months ended March 31, 2003.

Investment Grade Fund--.75% on the first $300 million of the Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million, and .66% on average daily net assets over $750 million. FIMCO has voluntarily waived 20% of the .75% annual fee on the first $300 million of the Fund's average daily net assets for the six months ended March 31, 2003.

Income Fund--.75% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to ..66% on average daily net assets over $750 million.

For the six months ended March 31, 2003, total advisory fees accrued to FIMCO by the Funds were $3,622,913 of which $491,895 was waived by FIMCO on the Government and Investment Grade Funds. In addition, FIMCO assumed $337,284 of the Cash Management, Government and Investment Grade Funds' expenses.

For the six months ended March 31, 2003, FIC, as underwriter, received $2,590,059 in commissions from the sale of shares of the Funds after allowing $77,215 to other dealers. Shareholder servicing costs included $923,301 in transfer agent fees accrued to ADM and $174,814 in IRA custodian fees accrued to FIFSB.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Cash Management Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each fund, including the Cash Management Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable

March 31, 2003

monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2003, total distribution fees accrued to FIC by the Funds amounted to $1,354,814.

4. Rule 144A Securities-- Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2003, Cash Management Fund held nine 144A securities with an aggregate value of $39,463,466 representing 19.6% of the Fund's net assets, Investment Grade Fund held six 144A securities with an aggregate value of $6,938,689 representing 4.6% of the Fund's net assets and Income Fund held twenty 144A securities with an aggregate value of $31,287,198 representing 6.5% of the Fund's net assets. These securities are valued as set forth in Note 1A.

5. High Yield Credit Risk-- The investments of Income Fund in high yield securities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. Capital--At March 31, 2003, paid-in capital of the Cash Management Fund amounted to $201,376,376. The Fund sells two classes of shares, Class A and Class B, each without an initial sales charge. Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FIC as underwriter of the Funds. Each of the other Funds also sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets to each class.

Of the 5,000,000,000 shares originally authorized by the Cash Management Fund, the Fund has designated 2,500,000,000 shares as Class A and 2,500,000,000 shares as Class B. Of the 1,000,000,000 shares originally authorized by both Government Fund and Income Fund, each Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class
B. Series Fund, of which Investment Grade Fund is a series, has established an unlimited number of shares of beneficial interest for both Class A and Class B shares.

Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------------------------
                                                            P E R   S H A R E   D A T A
             ------------------------------------------------------------------------------------------------------------------
                                                                            Less Distributions
                               Income from Investment Operations                          from
                        ----------------------------------------     -------------------------
             Net Asset                Net Realized                                                                 Net Asset
                Value,         Net  and Unrealized    Total from            Net            Net                        Value,
             Beginning  Investment  Gain (Loss) on    Investment     Investment       Realized          Total         End of
             of Period      Income     Investments    Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
1998(c)         $ 1.00       $.048            $ --         $.048          $.048           $ --          $.048         $ 1.00
1999(b)           1.00        .032              --          .032           .032             --           .032           1.00
2000(d)           1.00        .054              --          .054           .054             --           .054           1.00
2001(d)           1.00        .050              --          .050           .050             --           .050           1.00
2002(d)           1.00        .014              --          .014           .014             --           .014           1.00
2003(e)           1.00        .004              --          .004           .004             --           .004           1.00

Class B
-------
1998(c)           1.00        .041              --          .041           .041             --           .041           1.00
1999(b)           1.00        .027              --          .027           .027             --           .027           1.00
2000(d)           1.00        .046              --          .046           .046             --           .046           1.00
2001(d)           1.00        .040              --          .040           .040             --           .040           1.00
2002(d)           1.00        .006              --          .006           .006             --           .006           1.00
2003(e)           1.00          --              --            --             --             --             --           1.00
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
Class A
-------
1998(a)         $11.29       $ .49           $ .18         $ .67          $ .47           $ --          $ .47         $11.49
1999(d)          11.49         .63            (.58)          .05            .61             --            .61          10.93
2000(d)          10.93         .65             .02           .67            .66             --            .66          10.94
2001(d)          10.94         .64             .48          1.12            .65             --            .65          11.41
2002(d)          11.41         .59             .09           .68            .59             --            .59          11.50
2003(e)          11.50         .27            (.01)          .26            .28             --            .28          11.48

Class B
-------
1998(a)          11.27         .42             .19           .61            .40             --            .40          11.48
1999(d)          11.48         .54            (.57)         (.03)           .53             --            .53          10.92
2000(d)          10.92         .57             .02           .59            .58             --            .58          10.93
2001(d)          10.93         .55             .49          1.04            .56             --            .56          11.41
2002(d)          11.41         .50             .09           .59            .51             --            .51          11.49
2003(e)          11.49         .23            (.02)          .21            .23             --            .23          11.47

---------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                                 R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                             Ratio to Average Net
                                                Ratio to Average Net        Assets Before Expenses
                                                      Assets++                 Waived or Assumed
                                              -----------------------       -----------------------
                                                                  Net                           Net      Portfolio
                   Total        Net Assets                 Investment                    Investment       Turnover
                  Return*    End of Period    Expenses         Income       Expenses         Income           Rate
                     (%)     (in millions)         (%)            (%)            (%)            (%)            (%)
------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
1998(c)             4.92              $160         .80           5.00           1.14           4.66             --
1999(b)             3.29               158         .80+          4.33+          1.14+          3.99+            --
2000(d)             5.50               182         .80           5.36           1.08           5.08             --
2001(d)             4.63               204         .80           4.52            .99           4.33             --
2002(d)             1.38               193         .80           1.38            .90           1.28             --
2003(e)              .39               194         .80+           .78+           .96+           .62+            --

Class B
-------
1998(c)             4.14                 1        1.55           4.25           1.89           3.91             --
1999(b)             2.72                 2        1.55+          3.58+          1.89+          3.24+            --
2000(d)             4.72                 2        1.55           4.61           1.83           4.33             --
2001(d)             3.85                 4        1.55           3.77           1.74           3.58             --
2002(d)              .63                 6        1.55            .63           1.65            .53             --
2003(e)              .05                 7        1.48+           .10+          1.64+          (.06)+           --
------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
Class A
-------
1998(a)             6.03              $161        1.28+          5.71+          1.62+          5.37+            62
1999(d)              .50               140        1.19           5.58           1.57           5.20             99
2000(d)             6.38               124        1.12           6.05           1.55           5.62             26
2001(d)            10.49               137        1.10           5.70           1.53           5.27             59
2002(d)             6.16               168        1.10           5.21           1.56           4.75             75
2003(e)             2.25               189        1.10+          4.80+          1.59+          4.31+            31

Class B
-------
1998(a)             5.54                 3        1.98+          5.01+          2.32+          4.67+            62
1999(d)             (.25)                3        1.93           4.84           2.31           4.46             99
2000(d)             5.56                 3        1.87           5.30           2.30           4.87             26
2001(d)             9.77                 6        1.85           4.95           2.28           4.52             59
2002(d)             5.29                16        1.85           4.46           2.31           4.00             75
2003(e)             1.88                22        1.85+          4.05+          2.34+          3.56+            31
------------------------------------------------------------------------------------------------------------------


FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
               ------------------------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                    Income from Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                   Net Realized                                                                 Net Asset
                  Value,            Net  and Unrealized    Total from            Net            Net                        Value,
               Beginning     Investment  Gain (Loss) on    Investment     Investment       Realized          Total         End of
               of Period         Income     Investments    Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
1998(a)           $10.16          $ .46           $ .36         $ .82          $ .45           $ --          $ .45         $10.53
1999(d)            10.53            .57            (.79)         (.22)           .58            .07            .65           9.66
2000(d)             9.66            .60            (.14)          .46            .58            .01            .59           9.53
2001(d)             9.53            .61             .41          1.02            .63             --            .63           9.92
2002(d)**           9.92            .55             .07           .62            .58             --            .58           9.96
2003(e)             9.96            .26             .08           .34            .28             --            .28          10.02

Class B
-------
1998(a)            10.17            .41             .36           .77            .40             --            .40          10.54
1999(d)            10.54            .50            (.79)         (.29)           .51            .07            .58           9.67
2000(d)             9.67            .54            (.14)          .40            .52            .01            .53           9.54
2001(d)             9.54            .54             .41           .95            .56             --            .56           9.93
2002(d)**           9.93            .48             .06           .54            .51             --            .51           9.96
2003(e)             9.96            .22             .09           .31            .25             --            .25          10.02
---------------------------------------------------------------------------------------------------------------------------------
INCOME FUND
-----------
Class A
-------
1998(a)           $ 4.43          $ .29          $ (.26)        $ .03          $ .29           $ --          $ .29         $ 4.17
1999(d)             4.17            .40            (.27)          .13            .38             --            .38           3.92
2000(d)             3.92            .35            (.26)          .09            .38             --            .38           3.63
2001(d)             3.63            .33            (.68)         (.35)           .35             --            .35           2.93
2002(d)**           2.93            .26            (.29)         (.03)           .26             --            .26           2.64
2003(e)             2.64            .12             .22           .34            .13             --            .13           2.85

Class B
-------
1998(a)             4.42            .26            (.26)           --            .26             --            .26           4.16
1999(d)             4.16            .37            (.27)          .10            .36             --            .36           3.90
2000(d)             3.90            .33            (.26)          .07            .36             --            .36           3.61
2001(d)             3.61            .31            (.67)         (.36)           .33             --            .33           2.92
2002(d)**           2.92            .24            (.30)         (.06)           .23             --            .23           2.63
2003(e)             2.63            .12             .20           .32            .11             --            .11           2.84

---------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                                 R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                             Ratio to Average Net
                                                Ratio to Average Net        Assets Before Expenses
                                                      Assets++                 Waived or Assumed
                                              -----------------------       -----------------------
                                                                  Net                           Net      Portfolio
                   Total        Net Assets                 Investment                    Investment       Turnover
                  Return*    End of Period    Expenses         Income       Expenses         Income           Rate
                     (%)     (in millions)         (%)            (%)            (%)            (%)            (%)
------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
1998(a)             8.29              $ 50        1.10+          6.02+          1.40+          5.72+            49
1999(d)            (2.21)               49        1.10           5.70           1.38           5.42             18
2000(d)             5.03                47        1.10           6.36           1.35           6.11             62
2001(d)            10.93                65        1.10           6.22           1.28           6.04             21
2002(d)**           6.48               102        1.10           5.63           1.33           5.40             13
2003(e)             3.50               124        1.10+          5.08+          1.39+          4.79+             5

Class B
-------
1998(a)             7.73                 5        1.80+          5.32+          2.10+          5.02+            49
1999(d)            (2.90)                7        1.80           5.00           2.08           4.72             18
2000(d)             4.31                 8        1.80           5.66           2.05           5.41             62
2001(d)            10.15                13        1.84           5.48           2.02           5.30             21
2002(d)**           5.61                23        1.85           4.88           2.08           4.65             13
2003(e)             3.13                27        1.85+          4.33+          2.14+          4.04+             5
------------------------------------------------------------------------------------------------------------------
INCOME FUND
-----------
Class A
-------
1998(a)              .49              $410        1.27+          8.68+           N/A            N/A             28
1999(d)             3.13               389        1.29           9.71            N/A            N/A             28
2000(d)             2.46               501        1.29           9.55            N/A            N/A             14
2001(d)           (10.20)              418        1.30           9.81            N/A            N/A             18
2002(d)**          (1.52)              397        1.35           8.90            N/A            N/A             20
2003(e)            13.00               450        1.36+          8.92+           N/A            N/A             11

Class B
-------
1998(a)             (.06)                9        1.97+          7.98+           N/A            N/A             28
1999(d)             2.29                14        1.99           9.01            N/A            N/A             28
2000(d)             1.81                23        1.99           8.85            N/A            N/A             14
2001(d)           (10.62)               22        2.00           9.11            N/A            N/A             18
2002(d)**          (2.33)               24        2.05           8.20            N/A            N/A             20
2003(e)            12.56                30        2.06+          8.22+           N/A            N/A             11
------------------------------------------------------------------------------------------------------------------

  * Calculated without sales charges
 ** Prior to October 1, 2001, the Income Fund and the Investment Grade Fund did not amortize premiums on debt securities. The per share data and ratios prior to October 1, 2001 have not been restated to reflect this change. The cumulative effect of this accounting change had no impact on the net assets of the Funds.
  + Annualized
 ++ Net of expenses waived or assumed (Note 3)
(a) For the period January 1, 1998 to September 30, 1998.
(b) For the period January 1, 1999 to September 30, 1999.
(c) For the calendar year ended December 31.
(d) For the fiscal year ended September 30.
(e) For the period October 1, 2002 to March 31, 2003.

See notes to financial statements


Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors Cash Management Fund, Inc.
First Investors Government Fund, Inc.
First Investors Investment Grade Fund
First Investors Fund For Income, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the First Investors Cash Management Fund, Government Fund, Investment Grade Fund (a series of First Investors Series Fund) and Fund For Income as of March 31, 2003, the related statement of operations, the statement of changes in net assets and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income as of March 31, 2003, and the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                       Tait, Weller & Baker

Philadelphia, Pennsylvania
May 1, 2003

FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS


Directors/Trustees
------------------
Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
------------------
Kathryn S. Head
President

George V. Ganter
Vice President

Michael J. O'Keefe
Vice President

Clark D. Wagner
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS

Shareholder Information
----------------------------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103


The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.

NOTES

NOTES

NOTES

NOTES

NOTES

NOTES